Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Related Party Transactions
Amount paid for services received from related party	€ 23,574	€ 16,952
Balances
Accounts receivable	491		€ 816
Accounts payable	€ 1,747		€ 27,289